Derivative Financial Instruments (Fair Value Information on Derivative Instruments Recorded on Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2023	Mar. 31, 2022
Derivatives, Fair Value [Line Items]
Total derivative assets	¥ 12,911	¥ 10,534
Total derivative liabilities	¥ 13,833	10,895
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Trading account assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Trading account liabilities (Notes 15, 23 and 31)
Interest rate contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	¥ 7,445	5,445
Total derivative liabilities	8,697	5,652
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	5,281	4,803
Total derivative liabilities	5,018	4,908
Equity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	90	151
Total derivative liabilities	128	277
Commodity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	10	22
Total derivative liabilities	10	22
Credit derivatives
Derivatives, Fair Value [Line Items]
Total derivative assets	80	103
Total derivative liabilities	90	101
Other
Derivatives, Fair Value [Line Items]
Total derivative assets	5	10
Total derivative liabilities	(110)	(65)
Not designated as hedges
Derivatives, Fair Value [Line Items]
Total derivative assets	12,906	10,532
Total derivative liabilities	13,833	10,894
Not designated as hedges | Interest rate contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	7,445	5,445
Total derivative liabilities	8,697	5,652
Not designated as hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	5,276	4,801
Total derivative liabilities	5,018	4,907
Not designated as hedges | Equity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	90	151
Total derivative liabilities	128	277
Not designated as hedges | Commodity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	10	22
Total derivative liabilities	10	22
Not designated as hedges | Credit derivatives
Derivatives, Fair Value [Line Items]
Total derivative assets	80	103
Total derivative liabilities	90	101
Not designated as hedges | Other
Derivatives, Fair Value [Line Items]
Total derivative assets	5	10
Total derivative liabilities	(110)	(65)
Designated as hedges
Derivatives, Fair Value [Line Items]
Total derivative assets	5	2
Total derivative liabilities	0	1
Designated as hedges | Interest rate contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Designated as hedges | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	5	2
Total derivative liabilities	0	1
Designated as hedges | Equity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Designated as hedges | Commodity contracts
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Designated as hedges | Credit derivatives
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	0	0
Designated as hedges | Other
Derivatives, Fair Value [Line Items]
Total derivative assets	0	0
Total derivative liabilities	¥ 0	¥ 0